Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Australia—3.8%
Dexus	571,339	$4,141
GPT Group (The) - In Specie(1)(2)	13,566	—
National Storage REIT	2,393,333	3,524
NEXTDC Ltd.(2)	293,476	2,767
		10,432

Belgium—1.2%
Warehouses De Pauw CVA	98,337	3,395
Canada—4.5%
Allied Properties Real Estate Investment Trust	92,150	2,739
Boardwalk Real Estate Investment Trust	134,000	3,552
Granite Real Estate Investment Trust	44,829	2,743
Summit Industrial Income REIT	311,400	3,339
		12,373

France—2.7%
Gecina SA	24,200	3,734
Klepierre SA	161,580	3,630
		7,364

Germany—4.1%
Aroundtown SA	644,780	4,821
Deutsche Wohnen SE	46,000	2,455
Vonovia SE	54,419	3,973
		11,249

Hong Kong—2.7%
Link REIT	386,504	3,520
Swire Properties Ltd.	1,278,000	3,717
		7,237

India—1.0%
Ascendas India Trust	2,560,800	2,674
Ireland—1.0%
Irish Residential Properties REIT plc	1,543,800	2,821
Japan—10.0%
Invesco Office J-REIT, Inc.	25,727	3,765
Kenedix Office Investment Corp.	439	2,976
Kenedix Residential Next Investment Corp.	1,710	3,138
Mitsubishi Estate Co., Ltd.	442,400	7,099
Mitsui Fudosan Logistics Park, Inc.	1,252	6,342
Nippon Prologis REIT, Inc.	1,305	4,070
		27,390

Singapore—1.0%
Mapletree Industrial Trust	1,266,800	2,770
Spain—2.4%
Inmobiliaria Colonial Socimi SA	313,500	3,074
Merlin Properties Socimi SA	361,100	3,432
		6,506

	Shares	Value

Sweden—2.8%
Catena AB	74,100	$3,467
Kungsleden AB	393,100	4,305
		7,772

United Kingdom—5.6%
Derwent London plc	63,910	2,706
Safestore Holdings plc	252,257	2,691
Segro plc	154,928	2,007
UNITE Group plc (The)(2)	376,900	5,386
Workspace Group plc	231,800	2,438
		15,228

United States—55.2%
Alexandria Real Estate Equities, Inc.	19,229	3,427
American Homes 4 Rent Class A	142,550	4,277
Apartment Income REIT Corp.(2)	83,478	3,206
AvalonBay Communities, Inc.	43,365	6,957
Boston Properties, Inc.	40,385	3,818
Brixmor Property Group, Inc.	290,533	4,808
Cousins Properties, Inc.	146,100	4,894
CubeSmart	161,875	5,441
CyrusOne, Inc.	46,985	3,437
Douglas Emmett, Inc.	90,905	2,653
Duke Realty Corp.	172,166	6,882
Equinix, Inc.	9,550	6,820
Equity Residential	111,215	6,593
Extra Space Storage, Inc.	53,265	6,171
Healthcare Trust of America, Inc. Class A	123,100	3,390
Healthpeak Properties, Inc.	229,900	6,950
Host Hotels & Resorts, Inc.	104,806	1,533
Invitation Homes, Inc.	150,110	4,458
Mid-America Apartment Communities, Inc.	38,000	4,814
Prologis, Inc.	132,234	13,178
Regency Centers Corp.	59,650	2,720
Rexford Industrial Realty, Inc.	59,700	2,932
RLJ Lodging Trust	141,507	2,002
Ryman Hospitality Properties, Inc.	53,236	3,607
SBA Communications, Corp.	12,300	3,470
Simon Property Group, Inc.	49,831	4,250
Spirit Realty Capital, Inc.	127,616	5,126
STORE Capital Corp.	142,835	4,854
Sun Communities, Inc.	45,606	6,930
VEREIT, Inc.	91,980	3,476
VICI Properties, Inc.	98,250	2,505
Welltower, Inc.	84,400	5,454
		151,033

Total Common Stocks (Identified Cost $230,529)		268,244

Total Long-Term Investments—98.0% (Identified Cost $230,529)		268,244

TOTAL INVESTMENTS—98.0% (Identified Cost $230,529)		$268,244
Other assets and liabilities, net—2.0%		5,432
NET ASSETS—100.0%		$273,676
See Notes to Schedule of Investments

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.

Country Weightings†
United States	58%
Japan	10
United Kingdom	6
Germany	5
Canada	4
Australia	4
Sweden	3
Other	10
Total	100%
† % of total investments as of December 31, 2020.
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$268,244	$268,244	$—(1)
Total Investments	$268,244	$268,244	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using significant observable inputs (Level 2) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2020.
See Notes to Schedule of Investments

DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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